UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

200A Executive Drive Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 200A Executive Drive	Edgewood, NY 11717

(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    March 31, 2013

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.81%
CLOSED-END FUNDS - 26.54%
CONVERTIBLE SECURITIES - 0.83%
Advent Claymore Global Convertible Securities and Income Fund II	43,298	$311,746
Putnam High Income Securities Fund	15,664	128,445
		440,191
CORE - 0.60%
General American Investors Company, Inc.	10,260	320,420

CORPORATE DEBT INVESTMENT GRADE-LEVERAGED - 2.10%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	54,047	716,123
Western Asset/Claymore Inflation-Linked Securities & Income Fund	29,732	402,869
		1,118,992
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.99%
Federated Enhanced Treasury Income Fund	11,217	153,561
Invesco Van Kampen Bond Fund	18,677	371,672
		525,233
DEVELOPED MARKET - 0.56%
Singapore Fund, Inc. (The)	10,201	144,854
Swiss Helvetia Fund, Inc. (The)	12,300	150,798
		295,652
EMERGING MARKETS - 1.07%
Templeton Dragon Fund, Inc.	18,500	516,705
Turkish Investment Fund, Inc. (The)	2,900	53,128
		569,833
GENERAL & INSURED LEVERAGED - 2.16%
Invesco Value Municipal Income Trust	21,816	352,328
Nuveen Dividend Advantage Municipal Fund 2	41,295	626,445
Western Asset Municipal Partners Fund, Inc.	10,500	171,570
		1,150,343
GENERAL BOND - 0.46%
Nuveen Build America Bond Opportunity Fund	11,100	245,532

GLOBAL - 1.55%
Clough Global Allocation Fund	9,798	147,656
Clough Global Equity Fund	5,394	79,292
Delaware Enhanced Global Dividend and Income Fund	36,266	442,083
Nuveen Global Value Opportunities Fund	11,196	158,535
		827,566
GLOBAL INCOME - 0.95%
Nuveen Multi-Currency Short-Term Government Income Fund	39,014	505,621

INCOME & PREFERRED STOCK - 1.65%
John Hancock Premium Dividend Fund	8,100	114,777
Nuveen Quality Preferred Income Fund 3	23,100	209,286
Zweig Total Return Fund, Inc. (The)	42,804	557,308
		881,371

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 10.04%
AllianzGI International & Premium Strategy Fund	32,718	$328,816
BlackRock Enhanced Equity Dividend Trust	98,200	767,924
BlackRock Global Opportunities Equity Trust	156,832	2,176,828
BlackRock International Growth and Income Trust	201,931	1,540,734
Eaton Vance Enhanced Equity Income Fund	45,872	535,785
		5,350,087
REAL ESTATE - 0.71%
Neuberger Berman Real Estate Securities Income Fund Inc.	73,524	380,119

SECTOR EQUITY - 2.87%
BlackRock EcoSolutions Investment Trust	23,594	214,941
BlackRock Real Asset Equity Trust	66,980	669,800
BlackRock Utility and Infrastructure Trust	32,873	642,667
		1,527,408

TOTAL CLOSED-END FUNDS		14,138,368

CONSUMER DISCRETIONARY - 7.41%
CBS Corporation - Class B	3,000	140,070
Comcast Corporation - Class A	9,012	378,594
Comcast Corporation - Special Class A	4,250	168,385
D.R. Horton, Inc.	2,500	60,750
DIRECTV *	2,000	113,220
Gap, Inc. (The)	3,000	106,200
Home Depot, Inc. (The)	9,500	662,910
Lowe's Companies, Inc.	5,000	189,600
Macy's, Inc.	3,000	125,520
News Corporation - Class B	2,500	76,900
NIKE, Inc. - Class B	4,000	236,040
Omnicom Group Inc.	2,000	117,800
Starbucks Corporation	3,000	170,880
Target Corporation	3,500	239,575
Time Warner Inc.	6,466	372,571
TJX Companies, Inc. (The)	5,000	233,750
Viacom Inc. - Class B	3,000	184,710
Walt Disney Company (The)	6,500	369,200
		3,946,675
CONSUMER STAPLES - 8.55%
Altria Group, Inc.	7,000	240,730
Coca-Cola Company (The)	20,000	808,800
Colgate-Palmolive Company	3,500	413,105
Costco Wholesale Corporation	2,500	265,275
CVS Caremark Corporation	7,000	384,930
General Mills, Inc.	3,000	147,930
Kimberly-Clark Corporation	1,000	97,980
Kraft Foods Group, Inc.	1,000	51,530
Mondelēz International, Inc. - Class A	3,000	91,830
Philip Morris International, Inc.	6,000	556,260

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
Wal-Mart Stores, Inc.	20,000	$1,496,600
		4,554,970
ENERGY - 8.37%
Anadarko Petroleum Corporation	1,000	87,450
Chevron Corporation	6,000	712,920
ConocoPhillips	8,000	480,800
EOG Resources, Inc.	2,000	256,140
Exxon Mobil Corporation	20,000	1,802,200
Hess Corporation	2,000	143,220
Marathon Oil Corporation	4,900	165,228
Phillips 66	3,000	209,910
Schlumberger Limited	5,500	411,895
Valero Energy Corporation	2,500	113,725
Williams Companies, Inc. (The)	2,000	74,920
		4,458,408
FINANCIALS - 12.50%
AFLAC, Inc.	3,000	156,060
Allstate Corporation (The)	2,500	122,675
American Express Company	8,000	539,680
Aon plc	2,500	153,750
BB&T Corporation	4,500	141,255
Berkshire Hathaway Inc. - Class B *	9,000	937,800
BlackRock, Inc. - Class A	1,000	256,880
Capital One Financial Corporation	2,500	137,375
Chubb Corporation (The)	2,000	175,060
Discover Financial Services	4,000	179,360
Fifth Third Bancorp	7,000	114,170
Franklin Resources, Inc.	2,000	301,620
JPMorgan Chase & Co.	22,200	1,053,612
Marsh & McLennan Companies, Inc.	3,000	113,910
MetLife, Inc.	5,500	209,110
SunTrust Banks, Inc.	5,000	144,050
T. Rowe Price Group, Inc.	2,000	149,740
U.S. Bancorp	12,500	424,125
Wells Fargo & Company	33,000	1,220,670
Weyerhaeuser Company	4,000	125,520
		6,656,422
HEALTH CARE - 9.03%
Abbott Laboratories	10,000	353,200
AbbVie Inc.	6,000	244,680
Allergan, Inc.	2,000	223,260
Amgen Inc.	6,000	615,060
Baxter International, Inc.	1,200	87,168
Biogen Idec, Inc. *	2,000	385,820
Bristol-Myers Squibb Company	3,000	123,570
Celgene Corporation *	3,500	405,685
Cigna Corporation	2,000	124,740
Covidien plc	2,000	135,680

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
Eli Lilly & Company	2,500	$141,975
Johnson & Johnson	10,500	856,065
McKesson Corporation	2,000	215,920
Merck & Company, Inc.	8,000	353,840
Pfizer, Inc.	16,462	475,093
Stryker Corporation	1,000	65,240
		4,806,996
INDUSTRIALS - 6.67%
3M Company	7,000	744,170
Deere & Company	2,500	214,950
Emerson Electric Co.	4,000	223,480
General Electric Company	32,000	739,840
Honeywell International Inc.	4,000	301,400
Illinois Tool Works, Inc.	3,500	213,290
Lockheed Martin Corporation	2,500	241,300
Precision Castparts Corporation	1,500	284,430
Union Pacific Corporation	2,500	356,025
United Technologies Corporation	2,500	233,575
		3,552,460
INFORMATION TECHNOLOGY - 13.59%
Apple Inc.	4,000	1,770,520
Automatic Data Processing, Inc.	3,500	227,570
Cisco Systems, Inc.	20,000	418,200
eBay Inc. *	9,000	487,980
International Business Machines Corporation	5,000	1,066,500
Microsoft Corporation	36,000	1,029,960
Oracle Corporation	24,600	795,564
QUALCOMM Incorporated	10,000	669,500
Visa Inc. - Class A	4,000	679,360
Yahoo! Inc. *	4,000	94,120
		7,239,274
MATERIALS - 1.65%
Air Products & Chemicals, Inc.	1,500	130,680
Ecolab Inc.	2,000	160,360
Freeport-McMoRan Copper & Gold, Inc.	5,000	165,500
International Paper Company	2,300	107,134
Monsanto Company	3,000	316,890
		880,564
TELECOMMUNICATION SERVICES - 2.69%
AT&T, Inc.	17,589	645,340
Verizon Communications, Inc.	16,000	786,400
		1,431,740
UTILITIES - 1.81%
AES Corporation (The)	4,600	57,822
Consolidated Edison, Inc.	1,000	61,030
Duke Energy Corporation	2,200	159,698
NextEra Energy, Inc.	2,000	155,360
NiSource Inc.	2,000	58,680

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Concluded)

Description	No. of Shares	Value
Sempra Energy	1,500	$119,910
Southern Company (The)	4,000	187,680
Xcel Energy Inc.	5,500	163,350
		963,530
TOTAL EQUITY SECURITIES (cost - $45,486,565)		52,629,407

SHORT-TERM INVESTMENTS - 0.98%
MONEY MARKET FUNDS - 0.98%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $523,718)	523,718	523,718

TOTAL INVESTMENTS - 99.79% (cost - $46,010,283)		53,153,125

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.21%		111,728

NET ASSETS - 100.00%		$53,264,853

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2013:

Cost of portfolio investments	$46,017,407
Gross unrealized appreciation	$7,648,727
Gross unrealized depreciation	(513,009)
Net unrealized appreciation	$7,135,718

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's  own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments carried at value:
VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$52,629,407	$-
Short-Term Investments	523,718	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$53,153,125	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The  breakdown  of  the  Fund's investments  into  major  categories  is  disclosed  in  its  Schedule  of Investments.

As of March 31, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2013.

The disclosures for the Fund's fiscal year beginning January 1, 2013 relate to presenting separately any Level 3 purchases, sales, issuances and settle1nents on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2013, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on March 4, 2013 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 20, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 20, 2013

* Print the name and title of each signing officer under his or her signature.